INTANGIBLE ASSETS (Details 1)	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS
2026	$ 311,577
2027	311,577
2028	311,577
2029	311,577
Thereafter	701,049
Total future amortization expense	$ 1,947,357